Risk Management - Schedule of Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Schedule of Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category [Line Items]
Expected credit loss rate	37.00%	31.00%
Gross carrying amount	R 735,147	R 672,739
Impairment loss allowance	R 275,651	R 210,906
Since invoicing [Member]
Schedule of Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category [Line Items]
Expected credit loss rate	13.00%	6.00%
Gross carrying amount	R 134,740	R 229,073
Impairment loss allowance	R 17,021	R 13,546
1 month since invoicing date [Member]
Schedule of Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category [Line Items]
Expected credit loss rate	9.00%	12.00%
Gross carrying amount	R 141,612	R 82,721
Impairment loss allowance	R 12,552	R 10,302
2 months since invoicing date [Member]
Schedule of Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category [Line Items]
Expected credit loss rate	25.00%	23.00%
Gross carrying amount	R 43,868	R 38,484
Impairment loss allowance	R 11,013	R 8,998
3 months since invoicing date [Member]
Schedule of Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category [Line Items]
Expected credit loss rate	57.00%	55.00%
Gross carrying amount	R 414,927	R 322,461
Impairment loss allowance	R 235,065	R 178,060